Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2021
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended December 31,
	2019	2020	2021
Brokers’ commissions on revenue	7,527	7,050	8,363
Bunkers’ consumption and other voyage expenses	16,245	14,833	11,067
Total	23,772	21,883	19,430

Bunkers’ consumption and other voyage expenses represent mainly bunkers consumed during vessels’ unemployment and off-hire (including bunkers consumed during dry-docking).